Significant accounting policies - Advertising and promotion expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Significant accounting policies
Advertising related expenses	¥ 302,459	¥ 74,963	¥ 64,226